Loans and Allowance for Loan Losses - Classes of loans (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less Allowance for loan losses	$ 2,956,264	$ 3,406,434
Net loans	184,718,612	180,639,502
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	187,684,292	184,054,541
Less Net deferred loan fees	9,416	8,605
Less Allowance for loan losses	2,956,264	3,406,434
Net loans	184,718,612	180,639,502
Loans Receivable | Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	136,438,338	129,942,123
Loans Receivable | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	44,561,089	44,286,657
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,474,855	38,920,692
Loans Receivable | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,119,130	35,005,662
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,283,264	11,729,112
Loans Receivable | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,813,880	29,946,928
Loans Receivable | Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,844,973	10,559,593
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 12,587,101	$ 13,605,897